DIVIDENDS PAID AND PROPOSED - Non-controlling Interests (Details) - USD ($) $ in Millions									12 Months Ended
	Aug. 29, 2018	Jul. 24, 2018	Apr. 23, 2018	Oct. 10, 2017	Aug. 18, 2017	May 15, 2017	Feb. 16, 2017	Jan. 25, 2017	Dec. 31, 2018	Dec. 31, 2017
Omnium Telecom Algeria S.p.A
Dividends [line items]
Paid or payable to non-controlling interests	$ 76				$ 82
TNS Plus LLP
Dividends [line items]
Paid or payable to non-controlling interests	$ 2		$ 11			$ 12		$ 7
Rascom CJSC
Dividends [line items]
Paid or payable to non-controlling interests		$ 2
VIP Kazakhstan Holding AG
Dividends [line items]
Paid or payable to non-controlling interests				$ 11
VIP Kyrgyzstan Holding AG
Dividends [line items]
Paid or payable to non-controlling interests							$ 55
Pakistan Mobile Communications Limited
Dividends [line items]
Dividend declared to the non-controlling interest									$ 11	$ 54
Dividend payable to non-controlling interest									$ 7	$ 26